Consolidated Statements of Comprehensive Income - CNY (¥)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and fees income
Interest and financing service fees on loans		¥ 1,828,687,910	¥ 2,953,480,997	¥ 4,278,820,368
Interest on deposits with banks		16,133,918	16,680,498	13,844,598
Total interest and fees income		1,844,821,828	2,970,161,495	4,292,664,966
Interest and fees expenses
Interest expenses on interest-bearing borrowings		(731,315,365)	(1,309,835,699)	(1,942,449,117)
Interest expenses paid to related parties				(610,405)
Total interest and fees expenses		(731,315,365)	(1,309,835,699)	(1,943,059,522)
Net interest and fees income		1,113,506,463	1,660,325,796	2,349,605,444
Collaboration cost for sales partners		(415,104,428)	(174,042,054)
Net interest and fees income after collaboration cost		698,402,035	1,486,283,742	2,349,605,444
Provision for credit losses (net of increase in guaranteed recoverable assets of nil, RMB 100,304,255 and RMB 433,376,273 for years ended 2018, 2019 and 2020, respectively)		(277,586,423)	(362,735,159)	(433,753,901)
Net interest and fees income after collaboration cost and provision for credit losses		420,815,612	1,123,548,583	1,915,851,543
Realized gains on sales of investments, net		20,153,659	46,126,258	3,185,026
Net (losses)/gains on sales of loans		149,631,456	75,959,140	(16,697,259)
Other gains, net		19,762,053	6,375,348	2,114,319
Total non-interest (losses)/incomes		189,547,168	128,460,746	(11,397,914)
Operating expenses
Employee compensation and benefits		(190,374,014)	(228,135,061)	(443,071,028)
Share-based compensation expenses		(62,073,367)	(15,886,067)	(39,715,168)
Taxes and surcharges		(49,452,609)	(67,689,864)	(81,198,115)
Operating lease cost	[1]	(21,719,042)	(36,607,623)	(58,317,758)
Offering expenses				(10,858,717)
Other expenses		(124,042,182)	(182,678,536)	(113,555,657)
Total operating expenses		(447,661,214)	(530,997,151)	(746,716,443)
Income before income tax expense		162,701,566	721,012,178	1,157,737,186
Income tax expense		(47,849,040)	(186,368,236)	(296,828,475)
Net income		¥ 114,852,526	¥ 534,643,942	¥ 860,908,711
Earnings per share
Basic (in Yuan Renminbi per share)		¥ 0.08	¥ 0.39	¥ 0.69
Diluted (in Yuan Renminbi per share)		¥ 0.08	¥ 0.36	¥ 0.62
Other comprehensive income/(losses)
Net unrealized income/(losses) on investment securities		¥ (171,040)	¥ (1,518,079)	¥ 1,585,705
Foreign currency translation adjustment		(16,166,094)	3,965,185	(1,682,779)
Comprehensive income		¥ 98,515,392	¥ 537,091,048	¥ 860,811,637

[1]	Amounts include short-term leases that are immaterial.